Insurance services - Summary of Bank Maintains a Number of Reinsurance Treaties with Third Parties (Detail) - Mar. 31, 2024 ₨ in Millions, $ in Millions		INR (₨)	USD ($)
Separate Accounts Disclosure [Abstract]
Direct		₨ 1,763,024.4	$ 21,154.6
Assumed		954.7	11.5
Total liabilities on policies in force		1,763,979.1	21,166.1
Ceded	[1]	105,661.6	1,267.8
Net liabilities on policies in force		₨ 1,658,317.5	$ 19,898.3

[1]	Reinsurance asset reported within other asset